Consolidated statements of comprehensive loss (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Consolidated statements of comprehensive loss
Other comprehensive income, tax	$ 0	$ 0